Shareholder's equity (Tables)	12 Months Ended
Jun. 30, 2025
Shareholder's equity
Schedule of Ordinary Shares

	As of June 30,
(ADSs, representing an equal number of ordinary shares)	2024	2025
Basic shares (post-split)	70,190,687	70,190,687
IPO shares (post-split)	14,233,823	14,233,823
Shares issued as consideration for the YNAP Acquisition	—	49,741,342
Supervisory Board Award (Restricted Shares)	57,124	124,388
Long-Term Incentive Plan (Restricted Share Units and Options)	92,931	624,449
Sign-On Award (Restricted Share Units)	6,269	6,269
Restoration Award (Phantom Shares) - Converted	398,328	847,525
Alignment Award (Options) - Exercised	257,159	1,451,243
Employee stock purchase plan (ESPP)	29,641	41,882
Number of ordinary shares	85,265,962	137,261,608